Average Annual Total Returns - Steward Small-Mid Cap Enhanced Index Fund	Class C 1 Year	Class C Since Class Inception	Class C Inception Date	Class R6 1 Year	Class R6 Since Class Inception	Standard & Poor's 1000 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Standard & Poor's 1000 Index (reflects no deduction for fees, expenses or taxes) Since Class Inception
Total	7.77%	4.57%	Dec. 14, 2017	10.82%	5.43%	12.98%	8.47%